UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment [ ]; Amendment Number: _____
  This Amendment (Check only one.): [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Marshfield Associates
Address:  21 Dupont Circle, NW
          Suite 500
          Washington, DC 20036

Form 13F File Number: 28-03998

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Kim Vinick
Title: Chief Compliance Officer
Phone: (202) 828-6200

Signature, Place, and Date of Signing:


/s/ KIM VINICK                    WASHINGTON, DC          08/15/08
--------------------------------- ----------------------- ------------------
[Signature]                       [City, State]           [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number       Name
28-_________________________    __________________________
     [Repeat as necessary.]

Marshfield Associates
FORM 13F
30-Sep-08

                                                                                              Voting Authority
                                                                                              ----------------
                                 Title                Value    Shares/  Sh/  Put/ Invstmt    Other
Name of Issuer                  of class  CUSIP      (x$1000) Prn Amt  Prn  Call  Dscretn    Managers    Sole      Shared    None
------------------------------  -------------------  -------- -------- ---  ----  -------    --------    ----      ------    ----

American Express Company          COM     025816109     818     23085   SH          Sole                23085
Berkshire Hathaway Class A        COM     084670108   24553       188   SH          Sole                  185
Berkshire Hathaway Class B        COM     084670207   42438      9656   SH          Sole                 9647
Brown & Brown, Inc.               COM     115236101   71554   3309640   SH          Sole              3297224
Fairfax Financial Hldgs LTD       COM     303901102   61189    186269   SH          Sole               185590
HomeFed Corp                      COM     43739D307    1050     24151   SH          Sole                24151
Johnson & Johnson                 COM     478160104    7979    115170   SH          Sole               115170
Legg Mason Inc                    COM     524901105   39740   1044136   SH          Sole              1040212
Leucadia National Corporation     COM     527288104   66500   1463470   SH          Sole              1461725
MDC Holdings                      COM     552676108    7991    218401   SH          Sole               218080
Martin Marietta Materials         COM     573284106   59420    530633   SH          Sole               529003
Mohawk Industries                 COM     608190104   78968   1171804   SH          Sole              1167752
Moody's Corp.                     COM     615369105   25948    763184   SH          Sole               760062
NVR Inc.                          COM     62944T105   64246    112318   SH          Sole               111983
Odyssey Re Holdings               COM     67612W108  140804   3214698   SH          Sole              3204695
OneBeacon Insurance Group LT      COM     G67742109   21575   1020111   SH          Sole              1017065
Pfizer Inc.                       COM     717081103     561     30408   SH          Sole                30408
US Bancorp                        COM     902973304   10737    298077   SH          Sole               296912
Vulcan Materials Co               COM     929160109   29380    394368   SH          Sole               392849
Wellpoint Inc                     COM     94973V107   25010    534747   SH          Sole               532442
Wells Fargo & Company             COM     949746101  126360   3366903   SH          Sole              3353964
White Mountains Insurance Grou    COM     G9618E107   23982     51053   SH          Sole                50966
YUM! Brands Inc                   COM     988498101   96199   2949995   SH          Sole              2947666

REPORT SUMMARY                      23 DATA RECORDS 1027004           0        OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED



